Services Income and Services Expense (Services Income and Services Expense) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Product Information [Line Items]
Revenues from asset management and servicing	¥ 201,470	¥ 214,372	¥ 126,492
Revenues from automobile related business	76,134	70,442	63,072
Revenues from facilities management related business	106,632	115,177	111,228
Revenues from environment and energy related business	85,271	62,286	49,552
Revenues from real estate management and contract work	174,170	171,562	28,243
Revenues from commissions for M&A advisory services, financing advice, financial restructuring advisory services and related services	22,983	78,342	58,892
Other	68,526	53,367	53,036
Services income	735,186	765,548	490,515
Expenses from asset management and servicing	55,283	52,825	36,150
Expenses from automobile related business	46,424	43,163	39,767
Expenses from facilities management related business	90,949	99,582	93,521
Expenses from environment and energy related business	68,888	51,436	41,712
Expenses from real estate management and contract work	156,075	152,447	22,626
Other	27,768	26,223	26,502
Services expense	¥ 445,387	¥ 425,676	¥ 260,278